New standards and interpretations not yet adopted	12 Months Ended
Dec. 31, 2017
New standards and interpretations not yet adopted
New standards and interpretations not yet adopted

4. New standards and interpretations not yet adopted

The IASB issued a number of new IFRS standards which are required to be adopted in annual periods beginning after December 31, 2017.

Standard	Effective date	Descriptions
IFRS 15	01/2018	Revenue from Contracts with Customers
IFRS 9	01/2018	Financial Instruments
IFRS 2	01/2018	Amendments Classification and Measurement of Share-based Payment Transactions
IFRS 4	01/2018	Amendments Applying IFRS 9 Financial Instruments with IFRS 4 Insurance Contracts
IAS 40	01/2018	Amendment Transfers of Investment Property
IFRIC 22	01/2018	Foreign Currency Transactions and Advance Consideration
Improvements to IFRS (2014 - 2016)	01/2018	IFRS 1, IAS 28
IFRS 16	01/2019	Leases
IFRS 9	01/2019	Amendments Prepayment Features with Negative Compensation
IAS 28	01/2019	Amendments Long-term Interests in Associates and Joint Ventures
IFRIC 23	01/2019	Uncertainty over Income Tax Treatments
IAS 19	01/2019	Amendments Plan Amendment, Curtailment or Settlement
Improvements to IFRS (2015 - 2017)	01/2019	IFRS 3, 11, IAS 12, 23
IFRS 17	01/2021	Insurance Contracts
IFRS 10, IAS 28	indefinite	Amendment Sale or Contribution of Assets between an Investor and its Associate or Joint Venture

Impact of the New Accounting Standards

IFRS 15 ‘Revenue from Contracts with Customers’

On May 28, 2014, the IASB issued IFRS 15. The new revenue recognition standard is effective beginning on January 1, 2018. IFRS 15 establishes a comprehensive framework for determining whether, how much and when revenue is recognized. It replaces existing revenue recognition guidance, including IAS 18 Revenue, IAS 11 Construction Contracts and IFRIC 13 Customer Loyalty Programmes.

The Company will adopt the new standard effective January 1, 2018, by recognizing the cumulative effect of initially applying the new standard, as an adjustment to the opening balance of retained earnings with an offsetting impact within current liabilities. The Company expects to have an impact related to the revenue recognition regarding the revenue streams from maintenance as well as extended warranty contracts. The adoption of IFRS 15 will lead to immaterial timing differences for revenue recognition related to these types of contracts with customers. Based on its comprehensive assessment of the new guidance, the Company does not currently expect the adjustment to have a material impact to retained earnings nor on net income on an ongoing basis.

Results for reporting periods beginning after January 1, 2018 will be presented according to IFRS 15 while prior period amounts will not be adjusted and will continue to be reported in accordance with the Company’s historic accounting policies. Beginning in the first quarter of 2018, the Company plans to provide expanded revenue recognition disclosures based on the new qualitative and quantitative disclosure requirements of the standard.

IFRS 9 (Financial Instruments)

IFRS 9 Financial Instruments is the IASB’s replacement of IAS 39 Financial Instruments. The standard includes requirements for recognition and measurement, impairment, derecognition and general hedge accounting.

We will adopt IFRS 9 on January 1, 2018. We will use the exceptions from full retrospective application and thus recognize the effect of the initial application as an adjustment to the opening balance of retained earnings.

We have reviewed our financial assets and liabilities and expect the following impacts:

Classification of financial assets and financial liabilities

The majority of our long-term debt and all loans, as well as trade and other financial receivables will satisfy the conditions for a classification at amortized cost. Thus, we do not expect any impact from reclassification. Under the new policies, our investments in bond funds will be classified as fair value through other comprehensive income. (FVTOCI). Therefore, we do not expect these changes to have a material impact on our financial statements.

Impairment

We will apply the simplified impairment approach of IFRS 9 and thus record lifetime expected credit losses on all trade receivables. The default risk of our trade receivables is estimated based on assessing the creditworthiness of customers through external ratings and our past experience with the customers concerned. Outstanding receivables are continuously monitored locally.

For bank balances and financial receivables not classified as FVTPL, we will apply the general IFRS 9 impairment approach under our new policies.

It is our policy to only invest in high-quality assets of issuers with a minimum rating of at least investment grade to minimize the risk of credit losses.

Despite the change from an incurred loss to an expected credit loss model, we do not expect our impairment allowances for trade receivables and other financial assets to be materially different from what they would be if we continued our current accounting policies.

Regarding the other new standards, amendments or interpretations the Company has not yet determined what impact the new standards, will have on the financial statements.